BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). All amounts are shown in U.S. dollars, except as noted.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s significant estimates include estimates made towards the purchase price allocations for the acquisitions of SAPESCO and Action, estimates made in valuing the WDVGE Investment, allowance for credit losses, evaluation for impairment of property, plant and equipment, evaluation for impairment of goodwill and intangible assets, evaluation for impairment of cost and equity method investments, estimated useful life of property, plant, and equipment and intangible assets, provision for inventories obsolescence, unrecognized tax benefits, recoverability of deferred tax assets, contingencies, and actuarial assumptions in employee benefit plans.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from the estimates.